Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net loss	$ (13,382,000)	$ (15,470,000)
Reconciliation of net loss to net cash used in operating activities:
Depreciation	279,000	83,000
Amortization of discount on available-for-sale securities	(4,000)	(35,000)
Foreign currency remeasurement loss	(3,000)	(25,000)
Stock-based compensation	977,000	2,647,000
Changes in:
Prepaid expenses and other assets	1,082,000	589,000
Operating lease right-of-use asset	200,000
Interest receivable	10,000	(3,000)
Accounts payable and accrued expenses	(1,465,000)	(6,706,000)
Operating lease liability	(200,000)
Net cash used in operating activities	(12,506,000)	(18,920,000)
Investing activities
Purchases of available-for-sale investments		(12,951,000)
Proceeds from maturities of available-for-sale investments	2,500,000	23,990,000
Proceeds from sale of available-for-sale investments		1,999,000
Purchase of property and equipment	(16,000)	(24,000)
Net cash provided by investing activities	2,484,000	13,014,000
Financing activities
Proceeds from issuance of common stock, net of issuance costs		2,853,000
Proceeds from issuance of common stock under ESPP		84,000
Net cash provided by financing activities		2,937,000
Effect of exchange rate changes on cash		24,000
Decrease in cash, cash equivalents and restricted cash	(10,022,000)	(2,945,000)
Cash, cash equivalents and restricted cash, beginning of period	19,393,000	21,192,000
Cash, cash equivalents and restricted cash, end of period	$ 9,371,000	$ 18,247,000